Trade accounts receivable (Tables)	6 Months Ended
Jun. 30, 2018
Trade accounts receivable [Abstract]
Trade accounts receivables
	June 30, 2018	December 31, 2017
Trade accounts receivable – billed	856,094	797,878
Trade accounts receivable – pending billing	140,206	168,949
	996,300	966,827
Carbon credits (a)	5,072	2,998
	1,001,372	969,825

( - ) Adjustment to present value (b)	(40,850)	(34,472)
( - ) Allowance for doubtful accounts (c)	(161,255)	(157,247)
Total	799,267	778,106

Current	640,683	669,237
Non-current	158,584	108,869

(a)
Refers to the Clean Development Mechanism (MDL), whereby the biogas generated in a landfill, is burnt and entitles the Company with carbon credits. The Company entered into an agreement on June 17, 2015 with the Nordic Environment Finance Corporation.

(b)	The adjustment of long-term receivables to present value was calculated using a discount rate of 8.50% p.a. at June 30, 2018 (8.40% p.a. at December 31, 2017).
(c)
The Company applied the simplified approach and record lifetime expected losses on all its accounts receivable from customers. The Company carried out a historical study of the behavior of the portfolio, creating a risk matrix by age range.

Aging of trade accounts receivable
The aging of trade accounts receivable is as follows:

	June 30, 2018	December 31, 2017
Unbilled	140,206	168,949
Falling due	435,850	386,030
Overdue up to 30 days	63,916	56,067
Overdue from 31 to 60 days	24,006	26,403
Overdue from 61 to 90 days	31,963	30,232
Overdue from 91 to 180 days	65,032	65,569
Overdue from 181 to 360 days	38,235	79,328
Overdue for more than 361 days	202,164	157,247
Total	1,001,372	969,825

Changes in allowance for doubtful accounts
Changes in allowance for doubtful accounts are as follows:

	Six months ended June 30,
	2018	2017
Opening balance - December 31	(157,247)	(155,341)
Additional allowance	(7,544)	(112,464)
Reversal of allowance	44	121,217
Change in accounting practice	3,492	-
Closing balance - June 30	(161,255)	(146,588)